American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Small Cap Equity ETF (AVEE)
May 31, 2024

Avantis Emerging Markets Small Cap Equity ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Brazil — 6.9%
3R Petroleum Oleo E Gas SA	7,000	37,180
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(1)	40	64
AES Brasil Energia SA	6,500	13,852
Allos SA	10,700	42,813
Alpargatas SA, Preference Shares(1)	1,700	3,108
Alupar Investimento SA	3,224	17,855
Anima Holding SA(1)	1,400	925
Armac Locacao Logistica E Servicos SA	800	1,595
Auren Energia SA	7,900	17,994
Banco ABC Brasil SA, Preference Shares	3,202	13,135
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	6,100	12,825
Banco Pan SA, Preference Shares	8,800	15,184
Bemobi Mobile Tech SA	1,500	3,699
Blau Farmaceutica SA	400	782
BR Advisory Partners Participacoes SA	1,100	2,975
BrasilAgro - Co. Brasileira de Propriedades Agricolas	900	4,335
C&A Modas SA(1)	2,400	4,365
Camil Alimentos SA	1,800	3,274
Cia Brasileira de Aluminio(1)	7,300	9,815
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	2,300	3,504
Cia de Saneamento de Minas Gerais Copasa MG	6,200	23,804
Cia De Sanena Do Parana	3,100	16,206
Cia De Sanena Do Parana, Preference Shares	28,200	30,021
Cielo SA	5,200	5,565
Cury Construtora e Incorporadora SA	2,500	8,760
CVC Brasil Operadora e Agencia de Viagens SA(1)	2,400	887
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,600	27,601
Desktop SA	400	1,258
Dexco SA	11,400	15,523
Direcional Engenharia SA	2,100	9,826
EcoRodovias Infraestrutura e Logistica SA	7,000	9,225
Embraer SA, ADR(1)	4,005	111,299
Empreendimentos Pague Menos SA	2,100	924
Enauta Participacoes SA(1)	5,200	21,807
Eternit SA	500	586
Even Construtora e Incorporadora SA	700	876
Ez Tec Empreendimentos e Participacoes SA	2,100	5,163
Grendene SA	8,600	10,073
Grupo Casas Bahia SA(1)	932	1,234
Grupo De Moda Soma SA(1)	5,800	6,495
Grupo SBF SA	2,700	5,980
Guararapes Confeccoes SA	800	1,146
HBR Realty Empreendimentos Imobiliarios SA(1)	800	695
Hidrovias do Brasil SA(1)	19,600	15,155
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,700	7,475
International Meal Co. Alimentacao SA, Class A(1)	1,300	327
Iochpe Maxion SA	4,200	8,662
IRB-Brasil Resseguros SA(1)	1,800	10,832
Jalles Machado SA	3,000	3,902

JHSF Participacoes SA	7,100	5,436
Kepler Weber SA	1,900	3,564
Lavvi Empreendimentos Imobiliarios SA	2,500	4,180
LOG Commercial Properties e Participacoes SA	1,000	4,112
Log-in Logistica Intermodal SA(1)	400	2,716
Lojas Renner SA	16,800	41,785
LWSA SA(1)	6,300	5,183
M Dias Branco SA	1,000	5,993
Magazine Luiza SA(1)	1,180	2,746
Mahle Metal Leve SA	300	1,815
Marcopolo SA	6,800	6,540
Marcopolo SA, Preference Shares	21,000	25,796
Marfrig Global Foods SA(1)	9,000	19,351
Meliuz SA	300	303
Metalurgica Gerdau SA, Preference Shares	15,900	32,400
Mills Locacao Servicos e Logistica SA	2,400	5,444
Minerva SA	6,700	7,962
Mitre Realty Empreendimentos E Participacoes LTDA	1,900	1,342
Moura Dubeux Engenharia SA(1)	1,300	2,726
Movida Participacoes SA(1)	2,900	3,606
MRV Engenharia e Participacoes SA(1)	9,300	12,132
Multilaser Industrial SA(1)	5,800	2,364
Multiplan Empreendimentos Imobiliarios SA	3,700	16,052
Oceanpact Servicos Maritimos SA(1)	2,900	3,413
Odontoprev SA	5,600	11,977
Orizon Valorizacao de Residuos SA(1)	900	6,959
Pet Center Comercio e Participacoes SA	8,100	5,877
Petroreconcavo SA	3,900	15,523
Plano & Plano Desenvolvimento Imobiliario SA	1,400	2,578
Portobello SA(1)	1,400	1,112
Positivo Tecnologia SA	2,700	4,633
Qualicorp Consultoria e Corretora de Seguros SA(1)	700	220
Randon SA Implementos e Participacoes, Preference Shares	5,900	10,731
Romi SA	315	621
Santos Brasil Participacoes SA	17,000	37,361
Sao Martinho SA	3,900	20,039
Schulz SA, Preference Shares	1,900	2,207
Ser Educacional SA(1)	1,300	1,208
Serena Energia SA(1)	7,700	12,626
Simpar SA(1)	7,100	8,140
SLC Agricola SA	5,600	18,930
Smartfit Escola de Ginastica e Danca SA	7,300	31,155
SYN prop e tech SA(1)	1,900	3,249
Taurus Armas SA, Preference Shares	1,100	2,296
Tegma Gestao Logistica SA	700	3,214
Transmissora Alianca de Energia Eletrica SA	7,000	45,859
Tres Tentos Agroindustrial SA	2,200	4,056
Trisul SA	700	621
Tupy SA	2,100	9,202
Unipar Carbocloro SA, Class B Preference Shares	1,340	12,747
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	15,200	21,884
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,600	4,845
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	9,000	13,866
Vittia Fertilizantes E Biologicos SA	550	547
Vulcabras SA	1,800	5,032

Wilson Sons SA	6,100	17,855
Wiz Co.	500	568
YDUQS Participacoes SA	7,200	16,605
Zamp SA(1)	1,900	1,154
		1,143,044
Chile — 0.6%
CAP SA(1)	4,635	31,329
Empresa Nacional de Telecomunicaciones SA	4,182	13,375
Engie Energia Chile SA(1)	13,140	11,966
Parque Arauco SA	16,143	26,261
SMU SA	89,734	17,682
		100,613
China — 19.1%
361 Degrees International Ltd.	10,000	5,723
AAC Technologies Holdings, Inc.	24,000	74,120
Agile Group Holdings Ltd.(1)	94,000	7,135
Agora, Inc., ADR(1)	1,792	4,408
Alibaba Pictures Group Ltd.(1)	450,000	25,986
A-Living Smart City Services Co. Ltd.	6,250	2,497
Alliance International Education Leasing Holdings Ltd.(1)	21,000	1,423
Anhui Expressway Co. Ltd., H Shares	10,000	12,613
ATRenew, Inc., ADR(1)	1,590	3,673
Autohome, Inc., ADR	2,306	65,490
Beijing Capital International Airport Co. Ltd., H Shares(1)	12,000	4,077
Beijing Enterprises Water Group Ltd.	126,000	40,247
Beijing Jingneng Clean Energy Co. Ltd., H Shares	14,000	3,731
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(1)	3,000	3,677
Brii Biosciences Ltd.(1)	3,000	450
Brilliance China Automotive Holdings Ltd.	112,000	88,400
C&D International Investment Group Ltd.	26,000	52,587
Canaan, Inc., ADR(1)	4,683	4,730
Canadian Solar, Inc.(1)	1,050	20,622
Canggang Railway Ltd.	20,000	2,909
Canvest Environmental Protection Group Co. Ltd.	6,000	3,010
CARsgen Therapeutics Holdings Ltd.(1)	5,000	4,390
Chervon Holdings Ltd.	3,000	9,255
China BlueChemical Ltd., H Shares(1)	52,000	16,576
China Chunlai Education Group Co. Ltd.	2,000	1,227
China Cinda Asset Management Co. Ltd., H Shares	311,000	29,927
China Communications Services Corp. Ltd., H Shares	74,000	35,597
China Conch Environment Protection Holdings Ltd.(1)	10,500	1,228
China Conch Venture Holdings Ltd.	42,500	33,131
China Datang Corp. Renewable Power Co. Ltd., H Shares	40,000	9,678
China East Education Holdings Ltd.(1)	15,000	4,426
China Education Group Holdings Ltd.	38,107	24,803
China Everbright Environment Group Ltd.	116,000	54,156
China Everbright Ltd.	16,000	8,815
China High Speed Transmission Equipment Group Co. Ltd.(1)	3,000	425
China Lesso Group Holdings Ltd.(1)	10,000	4,609
China Literature Ltd.(1)	14,200	47,948
China Medical System Holdings Ltd.	45,000	38,101
China Meidong Auto Holdings Ltd.	10,000	3,218
China National Building Material Co. Ltd., H Shares	120,000	48,184
China Nonferrous Mining Corp. Ltd.	48,000	46,119
China Resources Building Materials Technology Holdings Ltd.	16,000	2,874

China Resources Medical Holdings Co. Ltd.	25,000	12,244
China Resources Pharmaceutical Group Ltd.	37,500	27,814
China Risun Group Ltd.	15,000	5,742
China Shineway Pharmaceutical Group Ltd.	8,000	8,559
China Taiping Insurance Holdings Co. Ltd.	48,000	52,068
China Tobacco International HK Co. Ltd.	6,000	10,510
China Traditional Chinese Medicine Holdings Co. Ltd.	90,000	48,583
China Water Affairs Group Ltd.	14,000	10,115
China Yongda Automobiles Services Holdings Ltd.	20,500	5,105
CIMC Enric Holdings Ltd.	20,000	20,230
CMGE Technology Group Ltd.(1)	28,000	4,778
COFCO Joycome Foods Ltd.(1)	82,000	20,070
Concord New Energy Group Ltd.	150,000	12,305
COSCO SHIPPING International Hong Kong Co. Ltd.	4,000	2,025
COSCO SHIPPING Ports Ltd.	44,000	30,503
Cosmopolitan International Holdings Ltd.(1)	1,000	81
Country Garden Holdings Co. Ltd.(1)	186,000	27,233
Country Garden Services Holdings Co. Ltd.	40,000	29,242
Dada Nexus Ltd., ADR(1)	834	1,384
Dalipal Holdings Ltd.	8,000	5,396
Daqo New Energy Corp., ADR(1)	1,185	26,686
Digital China Holdings Ltd.	16,000	7,112
Dongfeng Motor Group Co. Ltd., Class H	74,000	24,004
Dongyue Group Ltd.	52,000	62,094
DPC Dash Ltd.(1)	500	3,637
East Buy Holding Ltd.(1)	15,000	35,319
Everest Medicines Ltd.(1)	5,000	14,139
FIH Mobile Ltd.(1)	68,000	6,547
FinVolution Group, ADR	5,343	25,540
Fu Shou Yuan International Group Ltd.	45,000	29,607
Fufeng Group Ltd.	48,000	37,562
GCL Technology Holdings Ltd.	565,000	105,986
GDS Holdings Ltd., Class A(1)	29,200	29,063
Gemdale Properties & Investment Corp. Ltd.	40,000	1,488
Genertec Universal Medical Group Co. Ltd.	6,500	3,697
Grand Pharmaceutical Group Ltd.	11,500	7,271
Greatview Aseptic Packaging Co. Ltd.(1)	7,000	2,224
Greentown China Holdings Ltd.	33,500	32,826
Greentown Management Holdings Co. Ltd.	6,000	5,291
Guangzhou R&F Properties Co. Ltd., H Shares(1)	34,000	4,147
Gushengtang Holdings Ltd.	3,600	19,437
Haichang Ocean Park Holdings Ltd.(1)	70,000	6,627
Hainan Meilan International Airport Co. Ltd., H Shares(1)	7,000	8,782
Haitian International Holdings Ltd.	18,000	55,209
Harbin Electric Co. Ltd., H Shares	20,000	7,027
Hello Group, Inc., ADR	4,248	23,959
Hengan International Group Co. Ltd.	20,500	71,562
Hollysys Automation Technologies Ltd.(1)	2,156	45,643
Hopson Development Holdings Ltd.(1)	4,800	2,327
Huazhong In-Vehicle Holdings Co. Ltd.	16,000	4,626
HUYA, Inc., ADR	2,887	14,666
Hygeia Healthcare Holdings Co. Ltd.	10,400	43,633
iDreamSky Technology Holdings Ltd.(1)	21,200	8,197
I-Mab, ADR(1)	866	1,438
Jinchuan Group International Resources Co. Ltd.	22,000	2,451

Jinke Smart Services Group Co. Ltd., H Shares(1)	1,600	1,821
JinkoSolar Holding Co. Ltd., ADR	855	25,428
Jinxin Fertility Group Ltd.(1)	31,000	12,491
Jiumaojiu International Holdings Ltd.	15,000	9,236
JNBY Design Ltd.	5,000	9,384
JOYY, Inc., ADR	1,477	44,103
Kangji Medical Holdings Ltd.	2,500	1,931
Kinetic Development Group Ltd.	76,000	9,725
Kingboard Holdings Ltd.	20,500	49,873
Kingboard Laminates Holdings Ltd.	26,000	28,140
KWG Group Holdings Ltd.(1)	20,500	1,029
Lee & Man Paper Manufacturing Ltd.	13,000	4,008
LexinFintech Holdings Ltd., ADR	2,415	4,444
Linklogis, Inc., Class B	6,000	1,588
LK Technology Holdings Ltd.	7,500	3,508
Logan Group Co. Ltd.(1)	31,000	2,872
Lonking Holdings Ltd.	21,000	3,892
Luye Pharma Group Ltd.(1)	65,500	22,495
LVGEM China Real Estate Investment Co. Ltd.(1)	22,000	2,197
Maoyan Entertainment(1)	4,200	4,797
Midea Real Estate Holding Ltd.(1)	8,400	4,708
Ming Yuan Cloud Group Holdings Ltd.(1)	5,000	1,589
Minth Group Ltd.	16,000	31,831
MMG Ltd.(1)	88,000	43,069
Nayuki Holdings Ltd.(1)	8,500	2,694
NetDragon Websoft Holdings Ltd.	6,000	9,016
Newborn Town, Inc.(1)	6,000	2,914
Nexteer Automotive Group Ltd.	11,000	5,693
Nine Dragons Paper Holdings Ltd.(1)	52,000	27,215
Niu Technologies, ADR(1)	740	1,517
Noah Holdings Ltd., ADR	1,188	12,260
Onewo, Inc., Class H	2,400	7,244
Poly Property Group Co. Ltd.	49,000	9,315
Pop Mart International Group Ltd.	18,000	85,888
Q Technology Group Co. Ltd.(1)	5,000	2,222
Qifu Technology, Inc., ADR	3,742	72,295
Qudian, Inc., ADR(1)	5,868	10,034
Radiance Holdings Group Co. Ltd.(1)	7,000	2,523
Sany Heavy Equipment International Holdings Co. Ltd.	37,000	28,270
Scholar Education Group(1)	5,000	3,137
SciClone Pharmaceuticals Holdings Ltd.	6,500	15,408
Seazen Group Ltd.(1)	84,000	15,515
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	54,800	32,074
Shanghai Conant Optical Co. Ltd., Class H	4,000	5,675
Shanghai Industrial Holdings Ltd.	10,000	14,360
Shenzhen Expressway Corp. Ltd., H Shares(1)	6,000	5,898
Shenzhen International Holdings Ltd.	37,500	31,219
Shimao Services Holdings Ltd.(1)	7,000	881
Shoucheng Holdings Ltd.	22,000	3,668
Shougang Fushan Resources Group Ltd.	72,000	32,893
Shui On Land Ltd.	40,000	3,885
Simcere Pharmaceutical Group Ltd.	17,000	12,773
Sino-Ocean Group Holding Ltd.(1)	117,500	6,275
Sinopec Engineering Group Co. Ltd., H Shares	46,500	31,288
Sinopec Kantons Holdings Ltd.	12,000	6,070

Skyworth Group Ltd.	12,000	4,291
SSY Group Ltd.	44,000	26,547
Sun Art Retail Group Ltd.	56,500	12,678
Sunac Services Holdings Ltd.	12,000	2,898
SY Holdings Group Ltd.	10,000	5,498
TCL Electronics Holdings Ltd.(1)	10,000	7,266
Tiangong International Co. Ltd.	32,000	7,354
Tianli International Holdings Ltd.	36,000	23,692
Tianneng Power International Ltd.	6,000	4,537
Tong Ren Tang Technologies Co. Ltd., H Shares	17,000	11,631
Tongdao Liepin Group(1)	3,200	1,083
Towngas Smart Energy Co. Ltd.(1)	23,000	8,395
Uni-President China Holdings Ltd.	41,000	36,043
Vnet Group, Inc., ADR(1)	3,468	6,728
Wanguo International Mining Group Ltd.	8,000	8,094
Wasion Holdings Ltd.	16,000	15,036
Weibo Corp., ADR	2,505	22,169
Weimob, Inc.(1)	75,000	14,187
West China Cement Ltd.	74,000	10,047
Xiabuxiabu Catering Management China Holdings Co. Ltd.	12,500	2,891
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	3,000	3,609
Xinte Energy Co. Ltd., H Shares(1)	4,000	4,830
Xinyi Energy Holdings Ltd.	24,000	3,415
XJ International Holdings Co. Ltd.(1)	92,000	2,711
Xtep International Holdings Ltd.	46,500	32,371
Yatsen Holding Ltd., ADR(1)	432	1,469
Yeahka Ltd.(1)	3,200	4,182
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	2,600	3,296
Yidu Tech, Inc.(1)	4,700	2,415
Yihai International Holding Ltd.	10,000	18,599
Yuexiu Transport Infrastructure Ltd.	32,000	16,598
Zengame Technology Holding Ltd.	4,000	1,789
Zhejiang Expressway Co. Ltd., H Shares	41,800	27,295
Zhihu, Inc., ADR(1)	935	3,048
Zhongyu Energy Holdings Ltd.(1)	8,000	5,169
Zhou Hei Ya International Holdings Co. Ltd.(1)	22,000	5,068
Zhuguang Holdings Group Co. Ltd.(1)	20,000	499
Zonqing Environmental Ltd.(1)	2,000	7,211
Zylox-Tonbridge Medical Technology Co. Ltd.(1)	1,500	2,126
		3,167,049
Greece — 0.6%
Aegean Airlines SA	1,764	22,685
GEK TERNA SA	1,872	34,155
Holding Co. ADMIE IPTO SA	1,651	3,975
Intracom Holdings SA	3,951	16,372
LAMDA Development SA(1)	3,012	21,834
		99,021
Hong Kong — 0.0%
Powerlong Real Estate Holdings Ltd.(1)	16,000	1,502
Venus MedTech Hangzhou, Inc., H Shares(1)	1,000	359
		1,861
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	11,512	31,464
India — 20.0%
3i Infotech Ltd.(1)	3,325	1,390

63 Moons Technologies Ltd.	500	1,992
Aarti Drugs Ltd.	614	3,517
Aarti Pharmalabs Ltd.	1,003	6,782
Aavas Financiers Ltd.(1)	1,249	23,903
Accelya Solutions India Ltd.	61	1,178
Action Construction Equipment Ltd.	1,300	22,393
Advanced Enzyme Technologies Ltd.	1,320	5,743
Aegis Logistics Ltd.	3,375	28,656
AGI Greenpac Ltd.	625	4,886
Ajmera Realty & Infra India Ltd.	306	2,445
Alembic Ltd.	2,859	3,385
Alkyl Amines Chemicals	337	7,661
Allcargo Logistics Ltd.	5,034	4,048
Allied Digital Services Ltd.	1,377	2,381
Amara Raja Energy & Mobility Ltd.	2,907	41,164
Anant Raj Ltd.	3,337	15,462
Andhra Paper Ltd.	233	1,396
Aptech Ltd.	500	1,349
Archean Chemical Industries Ltd.	1,548	11,539
Arvind Ltd.	4,282	19,407
Asahi India Glass Ltd.	1,902	13,427
Ashoka Buildcon Ltd.(1)	3,107	6,840
Astec Lifesciences Ltd.	150	1,971
Aster DM Healthcare Ltd.	3,867	16,901
AstraZeneca Pharma India Ltd.	138	10,232
Atul Auto Ltd.(1)	225	1,378
Atul Ltd.	253	17,047
Avanti Feeds Ltd.	1,104	6,770
Bajaj Consumer Care Ltd.	2,710	7,472
Bajaj Hindusthan Sugar Ltd.(1)	26,486	9,781
Balaji Amines Ltd.	260	6,537
Balmer Lawrie & Co. Ltd.	1,840	5,951
Balrampur Chini Mills Ltd.	2,210	10,020
BASF India Ltd.	277	14,161
Bata India Ltd.	899	14,739
BEML Ltd.	450	23,783
Bhansali Engineering Polymers Ltd.	2,703	3,046
Bharat Bijlee Ltd.	130	6,731
Birla Corp. Ltd.	749	12,671
Birlasoft Ltd.	4,165	30,255
BL Kashyap & Sons Ltd.(1)	2,006	1,605
Bliss Gvs Pharma Ltd.	2,609	3,216
BLS International Services Ltd.	2,150	8,031
Blue Dart Express Ltd.	126	10,884
Bodal Chemicals Ltd.	1,303	1,110
Bombay Burmah Trading Co.	520	9,159
Camlin Fine Sciences Ltd.(1)	977	1,110
Campus Activewear Ltd.(1)	1,623	5,395
Can Fin Homes Ltd.	2,054	17,932
Capacit'e Infraprojects Ltd.(1)	994	3,690
Caplin Point Laboratories Ltd.	490	7,576
Ceat Ltd.	517	14,618
Centrum Capital Ltd.(1)	5,500	2,574
Century Plyboards India Ltd.	1,360	10,599
Century Textiles & Industries Ltd.	896	21,696

Chalet Hotels Ltd.(1)	1,907	17,945
Chambal Fertilisers & Chemicals Ltd.	4,400	20,550
Chennai Petroleum Corp. Ltd.	1,491	16,421
Cigniti Technologies Ltd.	516	8,180
City Union Bank Ltd.	9,752	16,738
Coffee Day Enterprises Ltd.(1)	3,833	2,476
Computer Age Management Services Ltd.	1,146	47,855
Craftsman Automation Ltd.	153	7,766
Cupid Ltd.	4,594	5,116
Cyient DLM Ltd.(1)	639	4,838
DCB Bank Ltd.	4,125	6,342
DCM Shriram Industries Ltd.	793	2,024
Deepak Fertilisers & Petrochemicals Corp. Ltd.	1,426	9,696
Delta Corp. Ltd.	1,119	1,532
Dhampur Sugar Mills Ltd.(1)	614	1,602
Dhani Services Ltd.(1)	8,894	4,875
Dhanuka Agritech Ltd.	409	6,249
Dilip Buildcon Ltd.	1,131	5,518
Dishman Carbogen Amcis Ltd.(1)	2,184	4,213
Dollar Industries Ltd.	373	2,543
Dreamfolks Services Ltd.	363	2,034
Dwarikesh Sugar Industries Ltd.(1)	1,622	1,329
eClerx Services Ltd.	538	14,181
Edelweiss Financial Services Ltd.	14,925	12,883
EID Parry India Ltd.	2,141	17,151
Elecon Engineering Co. Ltd.	1,062	14,133
Electrosteel Castings Ltd.	9,402	18,179
Epigral Ltd.	389	5,702
EPL Ltd.	2,912	6,370
Equitas Small Finance Bank Ltd.	14,691	16,312
Everest Kanto Cylinder Ltd.	896	1,348
FCS Software Solutions Ltd.(1)	23,160	1,072
FDC Ltd.(1)	1,480	7,674
FIEM Industries Ltd.	216	3,066
Filatex India Ltd.	5,605	3,559
Fine Organic Industries Ltd.	242	12,878
Finolex Cables Ltd.	1,798	30,964
Finolex Industries Ltd.	5,334	19,946
Firstsource Solutions Ltd.	6,006	13,211
Foods & Inns Ltd.	614	1,061
Force Motors Ltd.	89	9,336
G R Infraprojects Ltd.(1)	551	10,654
Gabriel India Ltd.	1,114	4,776
Galaxy Surfactants Ltd.	211	6,196
Ganesh Benzoplast Ltd.(1)	1,241	2,126
Ganesh Housing Corp. Ltd.	742	6,918
Garden Reach Shipbuilders & Engineers Ltd.	572	9,398
Garware Hi-Tech Films Ltd.	223	4,839
Gateway Distriparks Ltd.	8,483	9,994
GHCL Ltd.	1,396	8,448
Glenmark Life Sciences Ltd.	744	7,464
Globus Spirits Ltd.	394	3,321
GM Breweries Ltd.	144	1,065
GM Breweries Ltd.(1)	36	266
GMM Pfaudler Ltd.	469	6,943

Godawari Power & Ispat Ltd.	1,327	15,397
Godrej Agrovet Ltd.	1,352	8,378
Gokaldas Exports Ltd.	1,186	12,071
Goldiam International Ltd.	942	1,766
Granules India Ltd.	3,256	16,340
Graphite India Ltd.	1,152	7,828
Great Eastern Shipping Co. Ltd.	2,929	37,852
Greaves Cotton Ltd.	2,023	2,961
Greenpanel Industries Ltd.	1,477	5,237
Gujarat Alkalies & Chemicals Ltd.	458	4,187
Gujarat Ambuja Exports Ltd.	3,460	5,965
Gujarat Industries Power Co. Ltd.	1,966	4,233
Gujarat Mineral Development Corp. Ltd.	2,362	11,130
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	2,223	16,889
Gujarat Pipavav Port Ltd.	8,095	18,869
Gujarat State Fertilizers & Chemicals Ltd.	5,888	14,897
Gujarat State Petronet Ltd.	8,006	27,851
Gulf Oil Lubricants India Ltd.	447	5,015
Happiest Minds Technologies Ltd.	1,399	13,265
HealthCare Global Enterprises Ltd.(1)	800	3,462
HEG Ltd.	374	10,302
Heritage Foods Ltd.	881	4,263
HG Infra Engineering Ltd.	296	5,364
Hikal Ltd.	1,226	4,188
Hindustan Oil Exploration Co. Ltd.(1)	2,906	6,686
Hi-Tech Gears Ltd.	215	2,485
HI-Tech Pipes Ltd.	1,926	2,811
HLV Ltd.(1)	8,296	2,448
HPL Electric & Power Ltd.	346	1,619
IDFC Ltd.(1)	31,186	42,424
IFCI Ltd.(1)	20,022	13,955
IIFL Finance Ltd.	2,956	14,151
IIFL Securities Ltd.	2,955	6,868
India Cements Ltd.(1)	2,723	6,684
India Glycols Ltd.	299	2,703
Indiabulls Housing Finance Ltd.	8,943	16,926
Indiabulls Real Estate Ltd.(1)	14,006	22,422
IndiaMart InterMesh Ltd.	464	13,463
Indian Metals & Ferro Alloys Ltd.	420	3,472
Indigo Paints Ltd.	210	3,373
Indo Count Industries Ltd.	2,284	9,212
Indraprastha Medical Corp. Ltd.	1,480	4,388
Infibeam Avenues Ltd.	23,002	8,274
Ingersoll Rand India Ltd.	219	11,398
Inox Green Energy Services Ltd.(1)	3,220	5,137
IOL Chemicals & Pharmaceuticals Ltd.	426	1,841
ISGEC Heavy Engineering Ltd.	664	8,574
ISMT Ltd.	3,738	5,150
ITD Cementation India Ltd.	2,521	12,156
J Kumar Infraprojects Ltd.	768	6,946
Jai Balaji Industries Ltd.(1)	1,010	10,522
Jai Corp. Ltd.	936	3,211
Jain Irrigation Systems Ltd.(1)	5,882	4,276
Jaiprakash Power Ventures Ltd.(1)	93,228	21,556
Jammu & Kashmir Bank Ltd.	6,900	10,896

Jamna Auto Industries Ltd.	5,904	8,547
Jindal Drilling & Industries Ltd.	339	2,614
Jindal Saw Ltd.	2,863	18,530
Jindal Worldwide Ltd.	999	3,872
JK Lakshmi Cement Ltd.	1,521	14,326
JK Paper Ltd.	1,848	8,551
JK Tyre & Industries Ltd.	2,699	13,117
JM Financial Ltd.(1)	10,191	9,628
Jubilant Ingrevia Ltd.	1,907	11,457
Jubilant Pharmova Ltd.	1,944	16,044
Jupiter Life Line Hospitals Ltd.(1)	315	4,451
Just Dial Ltd.(1)	711	7,955
Jyothy Labs Ltd.	3,586	17,267
Jyoti Structures Ltd.(1)	15,574	4,764
Kalpataru Projects International Ltd.	1,987	28,543
Kalyani Steels Ltd.	460	4,484
Kamdhenu Ltd.	339	2,061
Karnataka Bank Ltd.	4,962	12,744
Karur Vysya Bank Ltd.	9,536	22,524
Kaveri Seed Co. Ltd.	575	5,841
KCP Ltd.	1,967	4,140
Kellton Tech Solutions Ltd.(1)	1,287	1,490
Kfin Technologies Ltd.(1)	1,842	15,426
Kiri Industries Ltd.(1)	988	3,604
Kirloskar Brothers Ltd.	577	11,911
Kitex Garments Ltd.	527	1,276
KNR Constructions Ltd.	2,984	11,378
Kolte-Patil Developers Ltd.	551	2,921
Kopran Ltd.	671	1,817
KPI Green Energy Ltd.	811	17,710
KRBL Ltd.	810	2,593
Krsnaa Diagnostics Ltd.	349	2,394
Lakshmi Machine Works Ltd.	100	19,121
Lemon Tree Hotels Ltd.(1)	10,150	16,615
Likhitha Infrastructure Ltd.	504	2,060
LT Foods Ltd.	2,852	7,034
LUX Industries Ltd.	112	1,956
Mahanagar Gas Ltd.	1,447	22,510
Maharashtra Seamless Ltd.	1,131	8,889
Mahindra Holidays & Resorts India Ltd.(1)	1,840	8,889
Mahindra Logistics Ltd.	609	3,160
Maithan Alloys Ltd.	180	2,457
Man Industries India Ltd.	777	3,336
Man Infraconstruction Ltd.	2,440	5,497
Manali Petrochemicals Ltd.	1,877	1,842
Manappuram Finance Ltd.	14,946	30,283
Mangalam Cement Ltd.	631	6,459
Meghmani Organics Ltd.	4,269	4,137
Metropolis Healthcare Ltd.	693	15,857
Minda Corp. Ltd.	1,869	9,540
MM Forgings Ltd.(1)	282	4,077
MMTC Ltd.	2,796	2,366
MOIL Ltd.	1,561	9,428
Mold-Tek Packaging Ltd.	419	3,806
Morepen Laboratories Ltd.(1)	7,989	4,437

Mrs Bectors Food Specialities Ltd.	739	11,217
Natco Pharma Ltd.	2,172	26,057
National Fertilizers Ltd.	3,037	3,735
Nava Ltd.	1,719	10,027
NCC Ltd.	11,761	40,550
Nectar Lifesciences Ltd.(1)	2,214	847
NELCO Ltd.	294	2,536
NESCO Ltd.	579	5,917
Netweb Technologies India Ltd.(1)	445	12,541
Neuland Laboratories Ltd.	221	16,002
NIIT Learning Systems Ltd.	1,473	7,342
NIIT Ltd.	1,763	2,115
NOCIL Ltd.	2,244	6,813
Nuvama Wealth Management Ltd.(1)	226	13,148
OnMobile Global Ltd.(1)	1,009	835
Orient Cement Ltd.	2,651	6,565
Orient Electric Ltd.	3,336	9,085
Orient Green Power Co. Ltd.(1)	18,764	4,423
Orient Paper & Industries Ltd.	2,555	1,423
Oriental Hotels Ltd.	1,543	2,441
Pakka Ltd.	870	2,455
Panama Petrochem Ltd.	688	2,959
Patel Engineering Ltd.(1)	6,937	5,141
PC Jeweller Ltd.(1)	7,309	4,079
PCBL Ltd.	4,900	13,837
Pennar Industries Ltd.(1)	2,164	3,728
Pitti Engineering Ltd.	322	3,486
PNB Gilts Ltd.(1)	1,887	2,294
PNC Infratech Ltd.	2,812	17,494
Poly Medicure Ltd.	703	15,189
Polyplex Corp. Ltd.	207	1,949
Power Mech Projects Ltd.	180	10,010
Praj Industries Ltd.	1,959	12,242
Prakash Industries Ltd.(1)	3,181	6,136
Prataap Snacks Ltd.	194	1,968
Pricol Ltd.(1)	1,446	7,594
Prince Pipes & Fittings Ltd.(1)	686	5,014
Prism Johnson Ltd.(1)	2,496	4,489
Procter & Gamble Health Ltd.	200	11,272
PSP Projects Ltd.	152	1,181
PTC India Ltd.	5,811	14,611
Puravankara Ltd.	1,420	6,911
Quess Corp. Ltd.	1,172	7,982
Quick Heal Technologies Ltd.	470	2,509
Rain Industries Ltd.(1)	4,885	9,583
Rajesh Exports Ltd.(1)	923	3,284
Rallis India Ltd.(1)	2,105	6,483
Ramco Cements Ltd.	1,841	16,384
Ramkrishna Forgings Ltd.	2,140	17,088
Ramky Infrastructure Ltd.(1)	507	3,105
Rashtriya Chemicals & Fertilizers Ltd.	4,212	7,789
Raymond Ltd.	900	23,843
Redington Ltd.	14,091	33,554
Redtape Ltd.(1)	811	7,093
Reliance Industrial Infrastructure Ltd.	155	2,199

Reliance Infrastructure Ltd.(1)	5,126	10,223
Reliance Power Ltd.(1)	75,549	22,269
Religare Enterprises Ltd.(1)	2,191	5,389
Repco Home Finance Ltd.	1,055	5,953
Rico Auto Industries Ltd.	1,835	2,610
RITES Ltd.	1,343	11,251
Roto Pumps Ltd.	207	1,052
Rupa & Co. Ltd.	419	1,237
Salzer Electronics Ltd.	347	2,921
Sandhar Technologies Ltd.	522	3,323
Sandur Manganese & Iron Ores Ltd.	1,248	7,915
Sanghi Industries Ltd.(1)	1,482	1,608
Sanghvi Movers Ltd.	630	8,284
Sansera Engineering Ltd.	845	10,631
Sarda Energy & Minerals Ltd.	1,844	4,947
Satia Industries Ltd.	661	887
Satin Creditcare Network Ltd.(1)	1,324	3,485
Savita Oil Technologies Ltd.	484	2,903
SBFC Finance Ltd.(1)	4,841	4,719
Schneider Electric Infrastructure Ltd.(1)	836	6,891
Selan Exploration Technology Ltd.(1)	379	2,601
SH Kelkar & Co. Ltd.	2,035	4,719
Shaily Engineering Plastics Ltd.(1)	907	6,914
Shalby Ltd.	515	1,595
Shalimar Paints Ltd.(1)	1,215	2,142
Shankara Building Products Ltd.	264	2,175
Sharda Cropchem Ltd.	280	1,292
Shilpa Medicare Ltd.(1)	1,013	5,906
Shipping Corp. of India Ltd.	5,559	16,401
Shivalik Bimetal Controls Ltd.	543	3,302
Shree Digvijay Cement Co. Ltd.	1,275	1,590
Shriram Pistons & Rings Ltd.	53	1,230
Skipper Ltd.	587	2,097
SMS Pharmaceuticals Ltd.	819	1,946
Snowman Logistics Ltd.	1,961	1,439
Sobha Ltd.	1,239	28,272
Solara Active Pharma Sciences Ltd.(1)	306	1,533
Sonata Software Ltd.	1,700	10,509
South Indian Bank Ltd.	34,208	11,056
Southern Petrochemical Industries Corp. Ltd.	2,423	2,070
Spandana Sphoorty Financial Ltd.(1)	486	4,408
Star Cement Ltd.(1)	2,911	7,428
Steel Strips Wheels Ltd.	958	2,472
Sterlite Technologies Ltd.	2,947	4,492
Strides Pharma Science Ltd.	1,742	17,982
Subros Ltd.	605	4,420
Sudarshan Chemical Industries Ltd.	1,032	9,723
Sula Vineyards Ltd.	1,007	6,298
Sunflag Iron & Steel Co. Ltd.(1)	1,670	4,234
Sunteck Realty Ltd.(1)	1,416	8,000
Supreme Petrochem Ltd.	1,829	14,238
Surya Roshni Ltd.	789	5,504
Suven Pharmaceuticals Ltd.(1)	2,766	20,509
Swelect Energy Systems Ltd.	195	2,886
Symphony Ltd.	403	5,236

TAJGVK Hotels & Resorts Ltd.	483	1,892
Tamil Nadu Newsprint & Papers Ltd.	904	2,686
Tanla Platforms Ltd.	1,335	14,721
TARC Ltd.(1)	2,781	5,612
TD Power Systems Ltd.	1,480	5,966
TeamLease Services Ltd.(1)	277	9,689
Texmaco Infrastructure & Holdings Ltd.	1,238	1,715
Thirumalai Chemicals Ltd.	1,770	5,412
Thomas Cook India Ltd.	4,545	11,346
Thyrocare Technologies Ltd.(1)	399	2,930
Tide Water Oil Co. India Ltd.	161	3,459
Time Technoplast Ltd.	2,867	9,485
Tips Industries Ltd.	992	4,958
Titagarh Rail System Ltd.	1,729	29,365
Tourism Finance Corp. of India Ltd.	2,278	4,379
Triveni Engineering & Industries Ltd.	1,529	6,025
Triveni Turbine Ltd.	2,278	16,033
TV18 Broadcast Ltd.(1)	7,780	3,919
Ujjivan Small Finance Bank Ltd.	22,096	13,196
Usha Martin Ltd.	3,940	17,251
UTI Asset Management Co. Ltd.	1,248	13,583
Utkarsh Small Finance Bank Ltd.(1)	9,213	5,680
Uttam Sugar Mills Ltd.	242	893
VA Tech Wabag Ltd.(1)	1,274	15,029
Vaibhav Global Ltd.	953	3,873
Vardhman Textiles Ltd.	2,573	13,936
Vascon Engineers Ltd.	2,415	1,828
Venky's India Ltd.	104	2,205
V-Guard Industries Ltd.	4,650	20,664
Vinati Organics Ltd.	580	12,111
VIP Industries Ltd.	1,012	5,919
Visaka Industries Ltd.	1,013	1,217
Voltamp Transformers Ltd.	132	17,835
VRL Logistics Ltd.	700	4,623
Welspun Corp. Ltd.	2,344	15,492
Welspun Enterprises Ltd.	1,265	6,880
Welspun Living Ltd.	4,822	7,885
West Coast Paper Mills Ltd.	555	3,961
Westlife Foodworld Ltd.	1,288	12,832
Windlas Biotech Ltd.	426	3,234
Wockhardt Ltd.(1)	1,923	12,226
Wonderla Holidays Ltd.	436	4,403
Xchanging Solutions Ltd.	783	1,079
Yatharth Hospital & Trauma Care Services Ltd., Class C(1)	488	2,427
Zee Entertainment Enterprises Ltd.(1)	10,500	18,733
Zen Technologies Ltd.	806	9,359
Zensar Technologies Ltd.	2,713	19,877
Zuari Agro Chemicals Ltd.(1)	394	797
Zuari Industries Ltd.	535	1,795
		3,302,420
Indonesia — 2.4%
ABM Investama Tbk. PT	26,600	5,782
Ace Hardware Indonesia Tbk. PT	337,100	17,043
Adhi Karya Persero Tbk. PT(1)	117,000	1,496
Astrindo Nusantara Infrastructure Tbk. PT(1)	1,005,300	3,839

Asuransi Tugu Pratama Indonesia Tbk. PT	65,600	4,219
Bank BTPN Syariah Tbk. PT	98,600	7,074
Bank Tabungan Negara Persero Tbk. PT	228,000	17,214
BFI Finance Indonesia Tbk. PT	390,400	24,388
Blue Bird Tbk. PT	20,600	1,965
Bukalapak.com Tbk. PT(1)	1,999,100	16,050
Bumi Resources Minerals Tbk. PT(1)	1,294,900	12,360
Bumi Serpong Damai Tbk. PT(1)	211,500	12,327
Ciputra Development Tbk. PT	390,000	26,391
Delta Dunia Makmur Tbk. PT	247,100	8,456
Dharma Satya Nusantara Tbk. PT	217,800	8,525
Elnusa Tbk. PT	165,700	4,140
Energi Mega Persada Tbk. PT(1)	528,700	5,595
ESSA Industries Indonesia Tbk. PT	392,900	18,647
Gajah Tunggal Tbk. PT(1)	101,200	6,571
Global Mediacom Tbk. PT(1)	303,000	4,326
Harum Energy Tbk. PT(1)	117,700	10,153
Hillcon Tbk. PT	9,300	1,494
Indika Energy Tbk. PT	78,300	6,896
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	348,800	15,241
Japfa Comfeed Indonesia Tbk. PT(1)	231,700	19,529
Kawasan Industri Jababeka Tbk. PT(1)	646,800	4,697
Map Aktif Adiperkasa PT	498,300	23,777
Mark Dynamics Indonesia Tbk. PT	24,000	1,307
Media Nusantara Citra Tbk. PT	268,400	5,088
Medikaloka Hermina Tbk. PT	212,600	16,742
Mitra Pinasthika Mustika Tbk. PT	63,000	4,111
Panin Financial Tbk. PT(1)	373,500	7,913
Petrosea Tbk. PT	6,100	2,537
PP Persero Tbk. PT(1)	115,800	2,429
Prodia Widyahusada Tbk. PT	9,300	1,723
Rukun Raharja Tbk. PT	65,700	5,671
Sawit Sumbermas Sarana Tbk. PT(1)	87,000	5,579
Selamat Sempurna Tbk. PT	111,300	12,327
Sumber Tani Agung Resources Tbk. PT(1)	72,700	3,339
Summarecon Agung Tbk. PT	400,800	12,593
Surya Citra Media Tbk. PT	708,300	6,544
Surya Semesta Internusa Tbk. PT(1)	225,500	16,564
Timah Tbk. PT	152,300	8,390
Wintermar Offshore Marine Tbk. PT(1)	117,000	3,657
		404,709
Malaysia — 3.0%
AirAsia X Bhd.(1)	5,500	1,814
Alliance Bank Malaysia Bhd.	33,200	27,312
Ancom Nylex Bhd.	16,059	3,514
Bank Islam Malaysia Bhd.	26,500	14,150
Berjaya Food Bhd.	18,685	2,303
Bermaz Auto Bhd.	34,000	17,573
Bumi Armada Bhd.(1)	116,800	14,327
Cahya Mata Sarawak Bhd.	23,000	5,633
CTOS Digital Bhd.	69,500	20,703
Cypark Resources Bhd.(1)	31,900	6,000
Dayang Enterprise Holdings Bhd.	41,000	23,047
DXN Holdings Bhd.	28,800	3,894
Eco World Development Group Bhd.	18,700	6,010

Ekovest Bhd.(1)	86,300	8,283
Gas Malaysia Bhd.	7,500	5,882
Globetronics Technology Bhd.	27,500	7,206
Hextar Global Bhd.	30,300	6,033
Hiap Teck Venture Bhd.	29,900	2,518
Hibiscus Petroleum Bhd.	26,200	13,958
Iskandar Waterfront City Bhd.(1)	34,900	5,576
Kelington Group Bhd.	26,300	17,641
Kinergy Advancement Bhd.(1)	75,000	5,825
Kossan Rubber Industries Bhd.	47,900	22,607
KSL Holdings Bhd.(1)	10,100	3,915
Mah Sing Group Bhd.	48,300	15,423
Malaysia Smelting Corp. Bhd.	8,900	5,406
Malaysian Resources Corp. Bhd.	80,700	11,288
Matrix Concepts Holdings Bhd.	18,800	7,194
Mega First Corp. Bhd.	6,000	6,088
MSM Malaysia Holdings Bhd.(1)	18,200	10,263
Naim Holdings Bhd.(1)	7,100	1,724
Pecca Group Bhd.	27,300	8,585
Pentamaster Corp. Bhd.	11,500	11,882
Pertama Digital Bhd.(1)	13,500	6,860
Ranhill Utilities Bhd.	64,822	18,485
RGB International Bhd.	44,000	3,882
Sam Engineering & Equipment M Bhd.	10,300	13,040
Sime Darby Property Bhd.	97,000	25,634
SKP Resources Bhd.	16,500	3,830
SP Setia Bhd. Group	79,600	24,600
Supermax Corp. Bhd.	68,000	12,792
Swift Haulage Bhd.	12,900	1,550
UEM Sunrise Bhd.	49,900	12,346
UWC Bhd.(1)	15,700	10,756
Velesto Energy Bhd.	185,900	10,486
VS Industry Bhd.	91,800	20,705
WCT Holdings Bhd.	26,000	3,242
		491,785
Mexico — 2.6%
Alfa SAB de CV, Class A	67,500	46,945
Alsea SAB de CV	12,750	50,537
Bolsa Mexicana de Valores SAB de CV	7,125	12,951
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	1,080	8,608
Corp. Inmobiliaria Vesta SAB de CV	19,500	68,086
Genomma Lab Internacional SAB de CV, Class B	15,750	16,440
Gentera SAB de CV	28,125	43,448
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	787	64,384
Grupo Televisa SAB, ADR	7,027	23,400
La Comer SAB de CV	10,500	23,158
Megacable Holdings SAB de CV	19,125	60,419
Nemak SAB de CV(1)	33,000	6,380
Ollamani SAB(1)	1,756	4,559
		429,315
Philippines — 0.9%
Alliance Global Group, Inc.	71,300	11,293
Converge Information & Communications Technology Solutions, Inc.(1)	202,000	37,243
Puregold Price Club, Inc.	7,300	3,145
Robinsons Land Corp.	183,700	51,066

Wilcon Depot, Inc.	120,000	41,014
		143,761
Poland — 1.4%
AmRest Holdings SE(1)	1,961	12,794
CCC SA(1)	716	24,354
Enea SA(1)	9,295	24,233
Eurocash SA	1,106	3,774
Grupa Azoty SA(1)	723	4,074
Grupa Kety SA	285	62,616
Jastrzebska Spolka Weglowa SA(1)	1,453	10,525
Tauron Polska Energia SA(1)	29,062	29,926
Text SA	412	8,802
Warsaw Stock Exchange	1,387	15,961
XTB SA	1,835	31,068
		228,127
South Africa — 2.9%
AECI Ltd.	3,870	19,842
Astral Foods Ltd.(1)	877	6,534
AVI Ltd.	11,002	49,858
Barloworld Ltd.	4,608	22,057
Coronation Fund Managers Ltd.	6,150	11,402
Dis-Chem Pharmacies Ltd.	11,235	18,620
Fortress Real Estate Investments Ltd., Class B	37,176	29,869
Grindrod Ltd.	20,816	14,958
Momentum Metropolitan Holdings	38,550	43,834
Motus Holdings Ltd.	5,370	24,665
MultiChoice Group(1)	4,743	28,389
NEPI Rockcastle NV(1)	1,456	10,109
Netcare Ltd.	34,807	20,973
Omnia Holdings Ltd.	4,995	14,942
Pick n Pay Stores Ltd.	7,927	10,499
Sappi Ltd.	17,662	50,777
Sun International Ltd.	5,347	10,528
Super Group Ltd.	10,196	14,757
Telkom SA SOC Ltd.(1)	5,497	6,985
Thungela Resources Ltd.	4,170	29,955
Truworths International Ltd.	7,107	28,885
Wilson Bayly Holmes-Ovcon Ltd.	2,250	18,182
		486,620
South Korea — 12.5%
Able C&C Co. Ltd.	255	2,028
Aekyung Chemical Co. Ltd.	540	5,040
Aekyung Industrial Co. Ltd.	290	5,307
Agabang&Company(1)	1,002	4,123
Ananti, Inc.(1)	1,776	7,712
Aprogen Biologics(1)	497	430
Asiana Airlines, Inc.(1)	1,199	9,462
BH Co. Ltd.	526	10,099
Boryung	1,128	8,391
Byucksan Corp.	831	1,222
CANARIABIO, Inc.	668	480
Caregen Co. Ltd.	361	5,609
Chong Kun Dang Pharmaceutical Corp.	205	15,524
Chunbo Co. Ltd.(1)	49	2,612
CJ CGV Co. Ltd.(1)	483	1,989

CJ ENM Co. Ltd.(1)	128	8,276
Cosmax, Inc.	192	23,656
COWELL FASHION Co. Ltd.	485	997
Curexo, Inc.(1)	486	3,671
Daeduck Electronics Co. Ltd.	933	15,724
Daesang Corp.	677	11,539
Daewoo Engineering & Construction Co. Ltd.(1)	4,767	12,624
Daewoong Co. Ltd.	659	7,798
Daewoong Pharmaceutical Co. Ltd.	149	11,530
Daishin Securities Co. Ltd.	831	9,072
Danal Co. Ltd.(1)	538	1,433
Daou Data Corp.	375	3,134
Daou Technology, Inc.	741	10,577
Dentium Co. Ltd.	200	16,284
DGB Financial Group, Inc.	4,860	28,980
DI Dong Il Corp.	462	8,380
DL E&C Co. Ltd.	996	24,528
DL Holdings Co. Ltd.	369	14,820
DN Automotive Corp.	68	3,922
Dong-A Socio Holdings Co. Ltd.	46	3,358
Dong-A ST Co. Ltd.	142	6,228
Dongsuh Cos., Inc.	874	11,855
Dongwha Enterprise Co. Ltd.(1)	327	3,997
Dongwon F&B Co. Ltd.	214	6,157
Dongwon Systems Corp.	235	7,527
Dongwoon Anatech Co. Ltd.	245	3,434
Doosan Co. Ltd.	113	16,845
Doosan Tesna, Inc.	327	10,277
Douzone Bizon Co. Ltd.	531	23,657
Dreamtech Co. Ltd.	754	4,931
Ecopro HN Co. Ltd.	297	14,031
E-MART, Inc.	458	20,342
EMRO, Inc.(1)	155	8,482
Eugene Investment & Securities Co. Ltd.	1,873	5,605
Eugene Technology Co. Ltd.	376	13,857
Foosung Co. Ltd.(1)	1,160	6,332
Genexine, Inc.(1)	256	1,317
GigaVis Co. Ltd.	50	2,257
GOLFZON Co. Ltd.	131	6,913
Gradiant Corp.	276	2,990
Grand Korea Leisure Co. Ltd.	967	9,430
Green Cross Corp.	186	15,478
Green Cross Holdings Corp.	650	6,563
GS Engineering & Construction Corp.(1)	2,121	23,005
HAESUNG DS Co. Ltd.	249	8,335
Hana Materials, Inc.	226	8,208
Hana Micron, Inc.	967	14,864
Hana Tour Service, Inc.	406	16,805
Hancom, Inc.	518	9,762
Handsome Co. Ltd.	387	5,018
Hanil Cement Co. Ltd.	137	1,375
Hankook & Co. Co. Ltd.	835	9,089
Hansae Co. Ltd.	448	7,683
Hanssem Co. Ltd.	276	11,624
Hanwha Engine(1)	655	5,935

Hanwha General Insurance Co. Ltd.	2,023	7,092
Hanwha Investment & Securities Co. Ltd.(1)	4,465	10,516
Harim Holdings Co. Ltd.	1,463	6,567
HD Hyundai Construction Equipment Co. Ltd.	363	15,011
HD Hyundai Energy Solutions Co. Ltd.(1)	42	1,091
HD Hyundai Infracore Co. Ltd.(1)	4,099	24,714
HDC Hyundai Development Co-Engineering & Construction, E Shares	1,326	16,828
Hite Jinro Co. Ltd.	1,009	14,683
HL Mando Co. Ltd.	1,014	31,919
Humasis Co. Ltd.(1)	1,482	1,932
Humax Co. Ltd.(1)	392	639
Humedix Co. Ltd.	227	5,857
Hyosung Advanced Materials Corp.	79	21,211
Hyosung Corp.	256	11,086
Hyosung Heavy Industries Corp.	123	39,326
Hyosung TNC Corp.	84	24,514
HYUNDAI Corp.	235	3,392
Hyundai Department Store Co. Ltd.	450	16,194
Hyundai Home Shopping Network Corp.	158	5,988
Hyundai Wia Corp.	524	21,137
Innocean Worldwide, Inc.	269	4,236
Innox Advanced Materials Co. Ltd.	367	8,811
Insun ENT Co. Ltd.(1)	335	1,695
Intekplus Co. Ltd.(1)	160	2,831
Interflex Co. Ltd.(1)	323	3,672
INTOPS Co. Ltd.	295	5,024
IS Dongseo Co. Ltd.	425	7,851
ISC Co. Ltd.	160	8,852
i-SENS, Inc.	273	3,481
Jahwa Electronics Co. Ltd.(1)	128	2,432
Jeio Co. Ltd.(1)	321	5,238
Jeisys Medical, Inc.(1)	1,873	16,031
Jeju Air Co. Ltd.(1)	1,146	8,978
Jin Air Co. Ltd.(1)	734	6,778
Jusung Engineering Co. Ltd.	944	22,461
JW Pharmaceutical Corp.	419	8,706
K Car Co. Ltd.	424	4,254
Kakao Games Corp.(1)	962	14,918
Kangwon Energy Co. Ltd.(1)	209	2,175
KC Co. Ltd.	287	4,414
KC Tech Co. Ltd.	334	9,080
KCC Glass Corp.	256	7,478
KEPCO Plant Service & Engineering Co. Ltd.	716	19,284
KG Chemical Corp.	1,034	3,775
KG Dongbusteel	1,239	6,189
KG Eco Solution Co. Ltd.	374	2,129
KH Vatec Co. Ltd.	492	5,259
KISCO Corp.	769	5,865
Koh Young Technology, Inc.	1,506	14,917
Kolmar BNH Co. Ltd.	369	4,232
Kolmar Korea Co. Ltd.	475	22,158
Kolon Industries, Inc.	421	12,835
KoMiCo Ltd.	132	8,230
KONA I Co. Ltd.	158	1,912
Korea Electric Terminal Co. Ltd.	133	6,687

Korea Line Corp.(1)	5,661	10,204
Korea Petrochemical Ind Co. Ltd.	98	10,752
Korean Reinsurance Co.	3,788	22,170
Kumho Tire Co., Inc.(1)	3,890	20,136
Kyung Dong Navien Co. Ltd.	227	8,609
Lake Materials Co. Ltd.(1)	761	10,806
Lithium for earth, Inc.(1)	103	344
Lotte Chilsung Beverage Co. Ltd.	97	9,051
Lotte Energy Materials Corp.	293	10,189
LOTTE Fine Chemical Co. Ltd.	317	11,025
Lotte Innovate	196	3,874
Lotte Rental Co. Ltd.	202	4,074
Lotte Wellfood Co. Ltd.	79	8,216
LVMC Holdings(1)	3,183	6,108
LX International Corp.	874	19,850
LX Semicon Co. Ltd.	284	14,666
Mcnex Co. Ltd.	180	2,904
MegaStudyEdu Co. Ltd.	250	10,905
MNTech Co. Ltd.(1)	782	7,662
Myoung Shin Industrial Co. Ltd.	661	7,110
Namhae Chemical Corp.	324	1,640
Naturecell Co. Ltd.(1)	1,459	12,642
Neowiz	105	1,547
NEPES Corp.(1)	487	6,082
Nexen Tire Corp.	1,157	6,924
NEXTIN, Inc.	132	6,328
NHN Corp.	260	4,124
NICE Information Service Co. Ltd.	1,187	9,467
Orion Holdings Corp.	696	7,498
Ottogi Corp.	47	15,481
Paradise Co. Ltd.	1,443	14,958
Park Systems Corp.	110	14,430
Partron Co. Ltd.	1,223	6,790
PharmaResearch Co. Ltd.	225	23,716
Pharmicell Co. Ltd.(1)	484	2,094
PI Advanced Materials Co. Ltd.(1)	309	6,269
Pond Group Co. Ltd.(1)	279	1,134
Poongsan Corp.	531	23,709
Posco M-Tech Co. Ltd.	415	6,115
PSK, Inc.	613	14,080
RFHIC Corp.	146	1,744
S&S Tech Corp.	386	11,121
Samchully Co. Ltd.	20	1,295
Samyang Foods Co. Ltd.	107	41,004
SD Biosensor, Inc.(1)	1,302	9,467
SeAH Besteel Holdings Corp.	416	6,868
SeAH Steel Corp.	18	1,672
SeAH Steel Holdings Corp.	53	8,104
Sebang Co. Ltd.	94	817
Sebang Global Battery Co. Ltd.	215	15,986
Seegene, Inc.	1,088	16,654
Seobu T&D	788	4,038
Seojin System Co. Ltd.(1)	754	17,918
Seoul Semiconductor Co. Ltd.	1,156	8,170
Seoyon E-Hwa Co. Ltd.	381	4,637

SFA Engineering Corp.	193	3,890
SFA Semicon Co. Ltd.(1)	1,342	5,268
SGC Energy Co. Ltd.	93	1,786
Shinsegae International, Inc.	454	5,741
Shinsegae, Inc.	237	27,974
Shinsung Delta Tech Co. Ltd.	409	20,315
SK Chemicals Co. Ltd.	313	12,054
SK D&D Co. Ltd.	225	1,856
SK Discovery Co. Ltd.	290	9,262
SK Eternix Co. Ltd.(1)	155	2,944
SK Gas Ltd.	74	9,554
SK Networks Co. Ltd.	3,240	11,862
SK Securities Co. Ltd.	5,234	2,159
SL Corp.	447	11,870
SNT Dynamics Co. Ltd.	567	7,856
SNT Motiv Co. Ltd.	227	7,520
SOLUM Co. Ltd.(1)	1,080	19,323
Solus Advanced Materials Co. Ltd.	111	1,432
Soop Co. Ltd.	69	5,553
Soulbrain Holdings Co. Ltd.	181	9,187
SPG Co. Ltd.	240	4,491
Studio Dragon Corp.(1)	152	4,954
Sung Kwang Bend Co. Ltd.	504	3,900
Sungwoo Hitech Co. Ltd.	1,421	8,575
Synopex, Inc.(1)	2,425	17,645
Taekwang Industrial Co. Ltd.	9	4,203
Taewoong Co. Ltd.(1)	324	4,468
Taihan Electric Wire Co. Ltd.(1)	1,325	16,033
TES Co. Ltd.	170	2,735
TK Corp.	390	3,278
TKG Huchems Co. Ltd.	591	8,465
Tokai Carbon Korea Co. Ltd.	70	6,117
TSE Co. Ltd.(1)	61	2,541
Tway Air Co. Ltd.(1)	2,757	5,567
Unid Co. Ltd.	126	10,065
Value Added Technology Co. Ltd.	215	4,145
VT Co. Ltd.(1)	745	17,208
Won Tech Co. Ltd.	1,155	6,585
Wonik QnC Corp.	426	10,406
Woongjin Thinkbig Co. Ltd.(1)	857	1,364
Youngone Corp.	582	14,294
Youngone Holdings Co. Ltd.	178	11,212
Yungjin Pharmaceutical Co. Ltd.(1)	848	1,257
		2,063,196
Taiwan — 21.2%
Abico Avy Co. Ltd.	1,000	1,223
Ability Enterprise Co. Ltd.	5,000	9,067
AcBel Polytech, Inc.	6,000	6,985
Acter Group Corp. Ltd.	2,000	14,473
Action Electronics Co. Ltd.	3,000	2,013
Adlink Technology, Inc.	1,000	2,407
Advanced Analog Technology, Inc.	1,000	2,328
Advanced International Multitech Co. Ltd.	3,000	7,908
Advanced Power Electronics Corp.	1,000	2,565
AGV Products Corp.	5,000	1,878

Air Asia Co. Ltd.	1,000	1,239
Alcor Micro Corp.(1)	1,000	5,179
ALI Corp.(1)	1,000	686
All Ring Tech Co. Ltd.	1,000	7,377
Allied Circuit Co. Ltd.	1,000	4,583
Allied Supreme Corp.	1,000	12,085
Alltop Technology Co. Ltd.	1,000	7,547
Alpha Networks, Inc.	2,000	2,194
Altek Corp.	5,000	6,700
Ambassador Hotel	5,000	10,688
Ampire Co. Ltd.	2,000	2,490
AMPOC Far-East Co. Ltd.	1,000	2,821
AmTRAN Technology Co. Ltd.	15,000	9,621
Anji Technology Co. Ltd.	1,000	1,162
Anpec Electronics Corp.	3,000	19,462
Apac Opto Electronics, Inc.	1,000	3,276
Apacer Technology, Inc.	1,000	2,084
Apex Biotechnology Corp.	2,000	2,067
Apex International Co. Ltd.	1,000	1,239
Apex International Financial Engineering Research & Technology Co. Ltd.(1)	2,000	2,396
Ardentec Corp.	10,000	22,493
Argosy Research, Inc.	1,000	5,131
Asia Optical Co., Inc.	3,000	6,188
ASIX Electronics Corp.	1,000	3,971
AURAS Technology Co. Ltd.	1,000	27,258
AVer Information, Inc.	1,000	1,709
Avermedia Technologies	3,000	4,150
Axiomtek Co. Ltd.	1,000	3,013
Azurewave Technologies, Inc.(1)	2,000	3,267
Bafang Yunji International Co. Ltd.	1,000	5,161
Bank of Kaohsiung Co. Ltd.	14,000	4,997
BES Engineering Corp.	35,000	17,713
B'in Live Co. Ltd.(1)	1,000	2,936
Biostar Microtech International Corp.(1)	1,000	719
Bioteque Corp.	1,000	4,014
Bizlink Holding, Inc.	2,000	17,175
Bonny Worldwide Ltd.(1)	1,000	5,217
Browave Corp.	1,000	3,283
C Sun Manufacturing Ltd.	3,000	13,009
Career Technology MFG. Co. Ltd.	5,000	3,365
Castles Technology Co. Ltd.	1,000	3,859
Caswell, Inc.	1,000	3,842
CCP Contact Probes Co. Ltd.	1,000	1,381
Center Laboratories, Inc.	11,000	16,036
Central Reinsurance Co. Ltd.(1)	6,000	5,118
ChainQui Construction Development Co. Ltd.(1)	3,000	2,193
Chang Wah Technology Co. Ltd.	2,000	2,676
Channel Well Technology Co. Ltd.	2,000	4,711
Charoen Pokphand Enterprise	3,000	10,093
CHC Healthcare Group	2,000	3,247
Chen Full International Co. Ltd.	2,000	2,586
Chenbro Micom Co. Ltd.	3,000	28,450
Cheng Loong Corp.	17,000	15,355
Cheng Mei Materials Technology Corp.	6,000	2,820
Cheng Uei Precision Industry Co. Ltd.	7,000	15,624

Chenming Electronic Technology Corp.	2,000	5,628
Chief Telecom, Inc.	1,000	10,708
Chien Kuo Construction Co. Ltd.	3,000	2,201
China Chemical & Pharmaceutical Co. Ltd.	3,000	2,044
China Ecotek Corp.	1,000	2,208
China Electric Manufacturing Corp.	7,000	3,876
China General Plastics Corp.	7,000	3,843
China Glaze Co. Ltd.	3,000	2,385
China Metal Products	6,000	9,607
China Petrochemical Development Corp.(1)	63,000	19,855
China Steel Chemical Corp.	3,000	10,441
China Wire & Cable Co. Ltd.	3,000	4,167
Chinese Maritime Transport Ltd.	2,000	3,039
Chin-Poon Industrial Co. Ltd.	15,000	20,625
ChipMOS Technologies, Inc.	11,000	15,050
Chlitina Holding Ltd.	1,000	5,174
Chong Hong Construction Co. Ltd.	7,000	26,265
Chun Yuan Steel Industry Co. Ltd.	11,000	7,019
Chung Hwa Chemical Industrial Works Ltd.	1,000	897
Chung Hwa Pulp Corp.	9,000	6,214
Cleanaway Co. Ltd.	2,000	11,863
Clevo Co.	5,000	9,545
CMC Magnetics Corp.(1)	16,000	6,422
Complex Micro Interconnection Co. Ltd.	1,000	1,668
Compucase Enterprise	1,000	2,319
Concord International Securities Co. Ltd.	6,000	4,260
Concord Securities Co. Ltd.(1)	14,000	7,087
Continental Holdings Corp.	8,000	8,610
Coremax Corp.	1,000	2,100
Coretronic Corp.	7,000	23,961
Co-Tech Development Corp.	3,000	6,275
Cryomax Cooling System Corp.	1,000	2,008
CSBC Corp. Taiwan(1)	14,000	7,843
CTCI Corp.	14,000	20,862
Cyberlink Corp.	1,000	3,112
CyberPower Systems, Inc.	1,000	8,513
CyberTAN Technology, Inc.(1)	3,000	2,274
DA CIN Construction Co. Ltd.	4,000	6,622
Da-Li Development Co. Ltd.	6,000	11,312
Darfon Electronics Corp.	4,000	8,432
Darwin Precisions Corp.	7,000	3,456
Daxin Materials Corp.	1,000	5,260
Depo Auto Parts Ind Co. Ltd.	3,000	21,178
Dimerco Express Corp.	2,000	6,102
D-Link Corp.	5,000	2,780
Dr Wu Skincare Co. Ltd.	1,000	5,877
Draytek Corp.	1,000	1,240
Dynamic Holding Co. Ltd.	11,000	20,880
Dynapack International Technology Corp.	3,000	8,766
E&R Engineering Corp.	1,000	3,571
Eastech Holding Ltd.	1,000	3,675
Eastern Media International Corp.(1)	1,000	629
Edimax Technology Co. Ltd.	3,000	2,262
Egis Technology, Inc.	1,000	8,017
Elite Advanced Laser Corp.	2,000	5,502

Elitegroup Computer Systems Co. Ltd.(1)	4,000	4,251
Emerging Display Technologies Corp.	1,000	1,014
Ennostar, Inc.(1)	10,000	14,151
Episil Technologies, Inc.	3,000	5,771
Episil-Precision, Inc.	1,000	1,933
Eson Precision Ind Co. Ltd.	1,000	1,839
Evergreen International Storage & Transport Corp.	11,000	11,402
EVERGREEN Steel Corp.	1,000	4,394
Everlight Chemical Industrial Corp.	6,000	3,539
Everlight Electronics Co. Ltd.	7,000	15,612
Excelsior Medical Co. Ltd.	2,000	5,511
EZconn Corp.	1,105	6,196
Falcon Machine Tools Co. Ltd.(1)	2,000	2,482
Farglory F T Z Investment Holding Co. Ltd.	1,000	1,711
Federal Corp.(1)	10,000	6,558
Feedback Technology Corp.	1,000	3,936
FIC Global, Inc.	1,000	1,720
Firich Enterprises Co. Ltd.	2,000	1,880
First Hi-Tec Enterprise Co. Ltd.	1,000	2,922
First Insurance Co. Ltd.	5,000	3,896
First Steamship Co. Ltd.(1)	15,000	3,921
FIT Holding Co. Ltd.	3,000	4,467
Fitipower Integrated Technology, Inc.	3,000	23,562
FLEXium Interconnect, Inc.	11,000	29,716
Flytech Technology Co. Ltd.	2,000	5,942
FocalTech Systems Co. Ltd.	7,000	19,373
FOCI Fiber Optic Communications, Inc.	1,000	4,396
Forcecon Tech Co. Ltd.	1,000	6,412
Formosa International Hotels Corp.	1,000	6,852
Formosa Laboratories, Inc.	2,000	5,799
Formosa Optical Technology Co. Ltd.	1,000	3,269
Founding Construction & Development Co. Ltd.	3,000	2,243
Foxsemicon Integrated Technology, Inc.	1,000	9,134
Franbo Lines Corp.(1)	2,000	1,457
FSP Technology, Inc.	2,000	3,862
Fu Hua Innovation Co. Ltd.	6,000	6,255
Fulgent Sun International Holding Co. Ltd.	2,000	7,943
Fulltech Fiber Glass Corp.	3,000	2,397
Fusheng Precision Co. Ltd.	3,000	26,962
G Shank Enterprise Co. Ltd.	3,117	8,971
Gallant Precision Machining Co. Ltd.	3,000	5,316
Gamania Digital Entertainment Co. Ltd.	3,000	7,810
GEM Terminal Industrial Co. Ltd.(1)	1,000	1,049
Gemtek Technology Corp.	8,000	9,188
General Interface Solution Holding Ltd.(1)	5,000	10,271
Genesys Logic, Inc.	1,000	3,079
GeoVision, Inc.	1,000	2,098
GFC Ltd.	2,000	6,977
Giantplus Technology Co. Ltd.	2,000	922
Gigasolar Materials Corp.(1)	1,000	4,016
Gigastorage Corp.(1)	2,000	1,382
Global Brands Manufacture Ltd.	3,000	6,904
Global Mixed Mode Technology, Inc.	2,000	18,898
Globe Union Industrial Corp.(1)	5,000	2,931
GMI Technology, Inc.	3,000	6,240

Goldsun Building Materials Co. Ltd.	17,000	24,499
Good Will Instrument Co. Ltd.	1,000	1,306
Gordon Auto Body Parts	2,000	2,334
Gourmet Master Co. Ltd.	1,000	2,807
Grand Fortune Securities Co. Ltd.(1)	5,000	2,353
Grand Pacific Petrochemical	11,381	5,098
Grand Process Technology Corp.	1,000	34,183
Grape King Bio Ltd.	3,000	14,872
Great Tree Pharmacy Co. Ltd.	1,000	8,406
Greatek Electronics, Inc.	7,000	13,672
Hai Kwang Enterprise Corp.(1)	3,000	1,947
Hannstar Board Corp.	3,000	5,499
HannStar Display Corp.(1)	32,000	10,066
HannsTouch Holdings Co.(1)	4,000	1,063
Hanpin Electron Co. Ltd.	1,000	1,472
Harvatek Corp.	1,000	763
Hitron Technology, Inc.	5,000	5,005
Hiyes International Co. Ltd.	1,000	7,511
Hocheng Corp.	5,000	2,980
Holdings-Key Electric Wire & Cable Co. Ltd.	2,000	2,981
Holiday Entertainment Co. Ltd.	1,000	2,792
Holy Stone Enterprise Co. Ltd.	2,000	6,122
Hong Pu Real Estate Development Co. Ltd.	3,000	3,259
Hong TAI Electric Industrial	2,000	2,370
Hota Industrial Manufacturing Co. Ltd.	3,000	5,511
Hotron Precision Electronic Industrial Co. Ltd.	1,000	1,013
Hsin Kuang Steel Co. Ltd.	5,000	9,358
HTC Corp.(1)	10,000	13,520
Hu Lane Associate, Inc.	1,000	5,081
HUA ENG Wire & Cable Co. Ltd.	9,000	10,556
Huaku Development Co. Ltd.(1)	2,000	9,764
Huang Hsiang Construction Corp.	4,000	7,404
Hung Ching Development & Construction Co. Ltd.	2,000	3,127
Hung Sheng Construction Ltd.	9,000	7,495
Hwa Fong Rubber Industrial Co. Ltd.	5,000	3,161
Hwang Chang General Contractor Co. Ltd.	2,280	3,500
Ichia Technologies, Inc.	3,000	3,229
I-Chiun Precision Industry Co. Ltd.	5,000	14,847
IEI Integration Corp.	2,000	5,351
Infortrend Technology, Inc.	1,000	884
Info-Tek Corp.	1,000	1,352
Ingentec Corp.	1,000	6,845
Inpaq Technology Co. Ltd.	2,000	5,186
Insyde Software Corp.	1,000	10,499
Integrated Service Technology, Inc.	1,000	3,867
International CSRC Investment Holdings Co.	12,000	6,679
Iron Force Industrial Co. Ltd.	1,000	3,628
ITE Technology, Inc.	3,000	16,294
ITEQ Corp.	3,000	10,274
Jarllytec Co. Ltd.	1,000	5,962
Jean Co. Ltd.	1,000	1,022
Jess-Link Products Co. Ltd.	2,000	9,552
Jih Lin Technology Co. Ltd.	1,000	2,132
Jiin Yeeh Ding Enterprise Co. Ltd.	1,000	1,755
Johnson Health Tech Co. Ltd.	2,000	5,667

K Laser Technology, Inc.	2,000	1,560
Kaimei Electronic Corp.	1,000	2,173
Kaori Heat Treatment Co. Ltd.	2,000	31,112
Kedge Construction Co. Ltd.	1,000	2,953
KEE TAI Properties Co. Ltd.	10,000	6,071
Kenda Rubber Industrial Co. Ltd.	15,000	16,133
Kerry TJ Logistics Co. Ltd.	4,000	5,446
Keystone Microtech Corp.	1,000	9,424
Kindom Development Co. Ltd.	8,000	14,231
King Polytechnic Engineering Co. Ltd.	1,000	1,826
Kinik Co.	3,000	26,130
Kinpo Electronics	21,000	10,901
KMC Kuei Meng International, Inc.	2,000	8,797
KNH Enterprise Co. Ltd.	3,000	2,096
Ko Ja Cayman Co. Ltd.	1,000	1,617
KS Terminals, Inc.	2,000	4,977
Kung Long Batteries Industrial Co. Ltd.	1,000	4,559
Kung Sing Engineering Corp.(1)	6,000	2,451
Kuo Toong International Co. Ltd.	5,000	12,660
Kuo Yang Construction Co. Ltd.(1)	5,000	4,264
L&K Engineering Co. Ltd.	7,148	47,965
Lanner Electronics, Inc.	2,000	5,800
Leadtek Research, Inc.(1)	2,000	7,656
Lealea Enterprise Co. Ltd.(1)	6,000	1,852
Lelon Electronics Corp.	1,000	2,392
Lemtech Holdings Co. Ltd.	1,000	3,971
Lida Holdings Ltd.	1,000	895
Lingsen Precision Industries Ltd.	6,000	4,559
Lintes Technology Co. Ltd.	1,035	5,370
Lion Travel Service Co. Ltd.(1)	1,000	4,822
Long Bon International Co. Ltd.(1)	7,000	5,126
Long Da Construction & Development Corp.	3,000	4,054
Longchen Paper & Packaging Co. Ltd.	19,000	8,488
Longwell Co.	3,000	7,416
Lumax International Corp. Ltd.	2,000	6,666
Lung Yen Life Service Corp.(1)	3,000	4,409
LuxNet Corp.	1,051	4,290
M3 Technology, Inc.	1,000	4,443
Macauto Industrial Co. Ltd.	1,000	2,184
Macroblock, Inc.	1,000	2,900
Marketech International Corp.	1,000	4,779
Materials Analysis Technology, Inc.	1,000	8,592
Mayer Steel Pipe Corp.	1,000	1,246
Mechema Chemicals International Corp.	1,000	2,369
Mercuries & Associates Holding Ltd.(1)	12,000	6,828
Mercuries Life Insurance Co. Ltd.(1)	64,000	15,021
Merry Electronics Co. Ltd.	7,000	26,917
Microtek International(1)	1,000	746
Mildef Crete, Inc.	1,000	3,300
Mirle Automation Corp.	1,000	2,123
MOSA Industrial Corp.	1,000	750
Motech Industries, Inc.	8,000	6,835
MPI Corp.	3,000	44,616
Nak Sealing Technologies Corp.	1,000	3,957
Namchow Holdings Co. Ltd.	3,000	5,465

Nang Kuang Pharmaceutical Co. Ltd.	1,000	1,632
Netronix, Inc.	1,000	4,065
Newmax Technology Co. Ltd.(1)	1,000	938
Nexcom International Co. Ltd.	2,000	3,331
Nichidenbo Corp.	2,000	4,215
Nidec Chaun-Choung Technology Corp.	1,000	10,551
Niko Semiconductor Co. Ltd.	1,000	1,684
Nova Technology Corp.	1,000	6,265
O-Bank Co. Ltd.	23,000	7,467
Ocean Plastics Co. Ltd.(1)	4,000	4,779
OK Biotech Co. Ltd.	1,000	806
Optimax Technology Corp.	12,000	12,647
Orient Semiconductor Electronics Ltd.	11,000	21,084
Oriental Union Chemical Corp.	8,000	4,280
O-TA Precision Industry Co. Ltd.(1)	1,000	2,857
Pacific Construction Co.	7,000	2,736
Pan Jit International, Inc.	5,000	9,142
Pan-International Industrial Corp.	6,000	7,245
Patec Precision Industry Co. Ltd.	1,000	2,454
PChome Online, Inc.(1)	1,000	1,020
PCL Technologies, Inc.	1,000	2,302
P-Duke Technology Co. Ltd.	1,000	2,970
Pegavision Corp.	1,000	14,631
Phihong Technology Co. Ltd.(1)	6,000	9,470
Phoenix Silicon International Corp.	1,000	1,942
Phoenix Tours International, Inc.	1,000	2,440
Pixart Imaging, Inc.	3,000	15,203
Planet Technology Corp.	1,000	5,256
Posiflex Technology, Inc.	1,000	4,125
President Securities Corp.	21,000	17,412
Primax Electronics Ltd.	15,000	46,916
Prince Housing & Development Corp.	21,000	7,885
Promate Electronic Co. Ltd.	3,000	8,486
Prosperity Dielectrics Co. Ltd.	1,000	1,526
QST International Corp.	1,000	2,154
Quanta Storage, Inc.	3,000	11,641
Quintain Steel Co. Ltd.	6,000	2,687
Radium Life Tech Co. Ltd.(1)	17,000	5,676
Rechi Precision Co. Ltd.	8,000	7,158
Rexon Industrial Corp. Ltd.(1)	2,000	2,851
Rich Development Co. Ltd.(1)	13,000	5,083
Sampo Corp.	8,000	7,143
San Fang Chemical Industry Co. Ltd.	5,000	5,015
San Far Property Ltd.	5,000	6,967
San Fu Chemical Co. Ltd.	1,000	4,384
Savior Lifetec Corp.	6,000	3,939
Scientech Corp.	1,000	10,537
ScinoPharm Taiwan Ltd.	5,000	4,304
SciVision Biotech, Inc.	1,000	3,246
SDI Corp.	2,000	8,102
Sea Sonic Electronics Co. Ltd.	1,000	2,684
Sensortek Technology Corp.	1,000	10,370
Sercomm Corp.	7,000	25,589
Sesoda Corp.	4,000	4,051
Sheng Yu Steel Co. Ltd.	2,000	1,731

ShenMao Technology, Inc.	1,000	2,295
Shieh Yih Machinery Industry Co. Ltd.	1,000	1,575
Shih Her Technologies, Inc.	1,000	3,093
Shih Wei Navigation Co. Ltd.	3,000	2,147
Shin Zu Shing Co. Ltd.	4,000	24,520
Shining Building Business Co. Ltd.(1)	8,000	2,833
Shinkong Insurance Co. Ltd.	5,000	14,682
Shinkong Synthetic Fibers Corp.	26,000	13,570
ShunSin Technology Holding Ltd.	1,000	5,787
Shuttle, Inc.	2,000	1,294
Sigurd Microelectronics Corp.	15,000	36,634
Sincere Navigation Corp.	5,000	5,056
Sinmag Equipment Corp.	1,000	4,828
Sinon Corp.	7,000	8,935
Sinphar Pharmaceutical Co. Ltd.	3,000	3,385
Sinyi Realty, Inc.	5,000	5,173
Sitronix Technology Corp.	1,000	8,047
Siward Crystal Technology Co. Ltd.	2,000	2,012
Soft-World International Corp.	1,000	4,434
Solar Applied Materials Technology Corp.	11,000	16,925
Solomon Technology Corp.	1,000	5,449
Speed Tech Corp.	1,000	1,809
Spirox Corp.	1,000	2,936
Sporton International, Inc.	3,000	22,651
Sports Gear Co. Ltd.	2,000	5,857
St. Shine Optical Co. Ltd.	1,000	5,658
Standard Chemical & Pharmaceutical Co. Ltd.	2,000	4,319
Standard Foods Corp.	9,000	11,654
Stark Technology, Inc.	2,000	7,829
S-Tech Corp.	2,000	2,092
Sun Yad Construction Co. Ltd.	3,000	1,836
Sunonwealth Electric Machine Industry Co. Ltd.	5,000	18,348
Sunplus Innovation Technology, Inc.	1,000	5,543
Sunplus Technology Co. Ltd.	6,000	6,799
Sunrex Technology Corp.	1,000	1,895
Sunspring Metal Corp.	3,000	2,734
Sunty Development Co. Ltd.	5,000	3,944
Supreme Electronics Co. Ltd.	18,000	45,855
Swancor Holding Co. Ltd.	2,000	7,926
Symtek Automation Asia Co. Ltd.	1,000	3,623
Syncmold Enterprise Corp.	2,000	6,791
Sysgration(1)	4,000	4,367
Systex Corp.	7,000	26,142
T3EX Global Holdings Corp.	1,000	3,442
Ta Liang Technology Co. Ltd.	1,000	1,794
TaiDoc Technology Corp.	1,000	5,038
Taiflex Scientific Co. Ltd.	3,000	4,849
Taimide Tech, Inc.	2,000	2,619
Tainan Enterprises Co. Ltd.	1,000	1,441
Tainan Spinning Co. Ltd.	27,000	15,302
TaiSol Electronics Co. Ltd.	1,000	2,860
Taisun Enterprise Co. Ltd.	4,000	2,920
TAI-TECH Advanced Electronics Co. Ltd.	1,000	4,015
Taiwan Fire & Marine Insurance Co. Ltd.	4,000	3,467
Taiwan FU Hsing Industrial Co. Ltd.	3,000	5,243

Taiwan Hon Chuan Enterprise Co. Ltd.	7,000	35,259
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	2,000	2,517
Taiwan Line Tek Electronic	1,000	1,094
Taiwan Mask Corp.	2,000	4,433
Taiwan Navigation Co. Ltd.	3,000	3,476
Taiwan Paiho Ltd.	5,000	9,800
Taiwan PCB Techvest Co. Ltd.	3,000	3,630
Taiwan Sakura Corp.	3,000	8,025
Taiwan Semiconductor Co. Ltd.	3,000	7,276
Taiwan Surface Mounting Technology Corp.	6,000	21,130
Taiwan TEA Corp.(1)	6,000	3,952
Taiwan Union Technology Corp.	11,000	56,847
TCI Co. Ltd.	1,000	4,716
Te Chang Construction Co. Ltd.	1,000	2,181
Test Research, Inc.	3,000	16,010
Thinking Electronic Industrial Co. Ltd.	1,000	5,264
Thye Ming Industrial Co. Ltd.	3,000	7,440
Ton Yi Industrial Corp.	10,000	4,591
Tong Hsing Electronic Industries Ltd.	7,000	32,975
Tong-Tai Machine & Tool Co. Ltd.	6,000	4,271
Topkey Corp.	2,000	12,530
TPK Holding Co. Ltd.	7,000	8,325
Transcend Information, Inc.	5,000	18,195
Tsang Yow Industrial Co. Ltd.	1,000	911
TSC Auto ID Technology Co. Ltd.	1,000	6,959
TSEC Corp.	13,000	11,065
TSRC Corp.	13,000	9,645
TTY Biopharm Co. Ltd.	5,000	11,983
Tung Thih Electronic Co. Ltd.	1,000	3,545
TXC Corp.	11,000	38,489
TYC Brother Industrial Co. Ltd.	4,000	7,907
TZE Shin International Co. Ltd.(1)	3,000	2,928
Ubright Optronics Corp.	1,000	1,942
UDE Corp.	2,000	4,591
Unic Technology Corp.	3,000	2,363
Union Insurance Co. Ltd.(1)	1,000	1,027
Unitech Printed Circuit Board Corp.	15,000	17,046
United Orthopedic Corp.	1,000	3,010
United Renewable Energy Co. Ltd.	19,000	7,140
Universal Cement Corp.	8,000	8,402
Universal Vision Biotechnology Co. Ltd.	1,000	7,669
UPC Technology Corp.	10,000	4,083
USI Corp.	8,000	3,928
Utechzone Co. Ltd.	1,000	3,331
Ventec International Group Co. Ltd.	1,000	2,574
VIA Labs, Inc.	1,000	6,202
Visual Photonics Epitaxy Co. Ltd.	4,000	17,530
Vivotek, Inc.	1,000	4,300
Wafer Works Corp.	9,000	10,889
Waffer Technology Corp.	1,000	2,710
Wah Hong Industrial Corp.	1,000	1,174
Wah Lee Industrial Corp.	1,000	3,847
Walton Advanced Engineering, Inc.	5,000	3,005
We & Win Development Co. Ltd.(1)	3,000	1,802
We&Win Diversification Co. Ltd.(1)	1,000	1,693

Weikeng Industrial Co. Ltd.	8,000	9,657
Well Shin Technology Co. Ltd.	2,000	4,188
Weltrend Semiconductor	2,000	3,971
Wholetech System Hitech Ltd.	7,000	21,636
Winmate, Inc.	1,000	4,802
Winstek Semiconductor Co. Ltd.	1,000	3,877
WinWay Technology Co. Ltd.	1,000	26,518
Wistron Information Technology & Services Corp.	1,000	4,165
Wonderful Hi-Tech Co. Ltd.	3,000	3,650
Wowprime Corp.	1,000	7,245
WUS Printed Circuit Co. Ltd.	3,000	4,163
WW Holding, Inc.	1,000	3,798
XinTec, Inc.	1,000	3,964
Xxentria Technology Materials Corp.	2,000	4,597
Yankey Engineering Co. Ltd.	1,000	12,388
Yao Sheng Electronic Co. Ltd.	1,000	4,223
YCC Parts Manufacturing Co. Ltd.	1,000	2,192
Yea Shin International Development Co. Ltd.	2,000	2,554
Yem Chio Co. Ltd.	12,000	7,411
Yen Sun Technology Corp.	1,000	2,082
Yeong Guan Energy Technology Group Co. Ltd.(1)	1,000	1,418
YFC-Boneagle Electric Co. Ltd.	1,000	738
Yi Jinn Industrial Co. Ltd.	2,000	1,381
Yieh Phui Enterprise Co. Ltd.	16,000	7,856
Young Fast Optoelectronics Co. Ltd.	2,000	3,606
Youngtek Electronics Corp.	3,000	6,754
Yungshin Construction & Development Co. Ltd.	2,000	12,614
YungShin Global Holding Corp.	4,000	6,885
Zenitron Corp.	4,000	4,477
Zero One Technology Co. Ltd.	1,000	2,263
Zig Sheng Industrial Co. Ltd.	7,000	3,072
Zinwell Corp.(1)	2,000	1,322
Zyxel Group Corp.	6,000	7,714
		3,506,976
Thailand — 2.7%
AAPICO Hitech PCL, NVDR	7,100	4,233
AP Thailand PCL, NVDR	87,300	21,880
Asia Aviation PCL, NVDR(1)	153,700	9,469
Bangchak Sriracha PCL, NVDR	34,100	8,302
Bangkok Airways PCL, NVDR	31,100	16,962
BCPG PCL, NVDR	48,000	8,691
BEC World PCL, NVDR	25,500	3,122
Chularat Hospital PCL, NVDR	201,700	16,116
CK Power PCL, NVDR	73,100	7,924
Dhipaya Group Holdings PCL, NVDR	11,600	10,030
Erawan Group PCL, NVDR	107,200	13,836
Forth Corp. PCL, NVDR	9,700	4,306
GFPT PCL, NVDR	19,100	6,979
Gunkul Engineering PCL, NVDR	117,700	8,007
Ichitan Group PCL, NVDR	32,600	15,077
Jasmine International PCL, NVDR	180,700	16,848
Jaymart Group Holdings PCL, NVDR(1)	19,500	6,671
Major Cineplex Group PCL, NVDR	23,600	8,279
Malee Group PCL, NVDR(1)	5,500	2,113
MC Group PCL, NVDR	10,800	3,290

Northeast Rubber PCL, NVDR	30,000	4,871
Origin Property PCL, NVDR	19,300	2,917
Plan B Media PCL, NVDR	73,100	16,408
Precious Shipping PCL, NVDR	33,200	9,415
Prima Marine PCL, NVDR	45,000	9,917
PTG Energy PCL, NVDR	43,000	10,258
Quality Houses PCL, NVDR	299,200	16,615
R&B Food Supply PCL, NVDR	22,800	6,148
Regional Container Lines PCL, NVDR	16,100	13,018
Rojana Industrial Park PCL, NVDR	40,500	6,794
RS PCL, NVDR	22,100	7,219
Sabina PCL, NVDR	7,100	4,756
Sansiri PCL, NVDR	555,700	24,083
Sappe PCL, NVDR	4,200	11,885
SC Asset Corp. PCL, NVDR	61,100	5,158
Singer Thailand PCL, NVDR(1)	13,800	3,529
Sino-Thai Engineering & Construction PCL, NVDR	31,800	8,183
SiS Distribution Thailand PCL, NVDR	3,600	2,764
SISB PCL, NVDR	9,000	8,951
Sri Trang Agro-Industry PCL, NVDR	28,900	18,578
Star Petroleum Refining PCL, NVDR(1)	67,500	15,543
Stars Microelectronics Thailand PCL, NVDR	25,800	1,887
Susco PCL, NVDR	36,700	3,758
Taokaenoi Food & Marketing PCL, Class R, NVDR	25,100	7,188
Thaicom PCL, NVDR	22,700	7,697
Thoresen Thai Agencies PCL, NVDR	67,000	15,150
Tipco Asphalt PCL, NVDR	26,700	12,423
VGI PCL, NVDR	88,100	3,609
Xspring Capital PCL, NVDR(1)	145,500	4,416
		455,273
Turkey — 2.3%
Adel Kalemcilik Ticaret ve Sanayi AS	80	1,598
Afyon Cimento Sanayi TAS	6,093	2,530
Agesa Hayat ve Emeklilik AS	1,248	3,921
Akenerji Elektrik Uretim AS(1)	1,192	559
Akfen Yenilenebilir Enerji AS(1)	11,025	9,250
Albaraka Turk Katilim Bankasi AS(1)	33,213	6,174
Alcatel-Lucent Teletas Telekomunikasyon AS(1)	132	436
Alkim Alkali Kimya AS(1)	2,366	2,720
Alkim Kagit Sanayi ve Ticaret AS(1)	301	268
Anatolia Tani VE Biyoteknoloji Urunleri Arastirma Gelistirme Sanayi VE Ticaret AS(1)	390	145
ARD Grup Bilisim Teknolojileri AS	801	893
Bagfas Bandirma Gubre Fabrikalari AS	2,238	1,639
Baticim Bati Anadolu Cimento Sanayii AS(1)	3,037	12,825
BatiSoke Soke Cimento Sanayii TAS(1)	6,655	5,330
Biotrend Cevre VE Enerji Yatirimlari AS(1)	8,123	4,698
Birlesim Muhendislik Isitma Sogutma Havalandirma Sanayi VE Ticaret AS	1,328	812
Bogazici Beton Sanayi Ve Ticaret AS	3,738	3,398
Bursa Cimento Fabrikasi AS	25,447	6,469
Cemas Dokum Sanayi AS(1)	45,607	5,270
Cemtas Celik Makina Sanayi Ve Ticaret AS	6,476	2,000
Dardanel Onentas Gida Sanayi AS(1)	1,871	364
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS(1)	23,107	10,071
Dyo Boya Fabrikalari Sanayi ve Ticaret AS(1)	268	450
EGE Gubre Sanayii AS	487	637

Eksun Gida Tarim Sanayi Ve Ticaret AS(1)	333	615
Enerya Enerji AS(1)	405	2,226
Erbosan Erciyas Boru Sanayii ve Ticaret AS(1)	386	2,591
Escar Turizm Tasimacilik Ticaret AS	461	4,434
Esenboga Elektrik Uretim AS(1)	3,030	1,911
Europap Tezol Kagit Sanayi VE Ticaret AS(1)	5,868	3,677
Gedik Yatirim Menkul Degerler AS	2,197	1,018
Gelecek Varlik Yonetimi AS	622	896
Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS(1)	8,565	5,633
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	375	5,080
Goodyear Lastikleri TAS(1)	1,593	1,122
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	6,187	4,739
GSD Holding AS	17,366	2,240
HUN Yenilenebilir Enerji Uretim AS(1)	8,177	1,190
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	4,920	1,361
Info Yatirim AS	1,800	650
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	2,973	3,563
Is Finansal Kiralama AS(1)	9,011	4,065
Izmir Demir Celik Sanayi AS(1)	9,243	1,881
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS(1)	4,920	3,788
Karsan Otomotiv Sanayii Ve Ticaret AS(1)	9,151	3,407
Katilimevim Tasarruf Finansman AS	5,102	8,494
Kerevitas Gida Sanayi ve Ticaret AS(1)	4,503	1,872
Kervan Gida Sanayi Ve Ticaret AS	4,173	3,693
Konya Kagit Sanayi VE Ticaret AS	885	1,300
Kordsa Teknik Tekstil AS(1)	1,132	3,175
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	5,981	9,227
Kutahya Seker Fabrikasi AS	171	401
LDR Turizm AS	1,283	2,684
Logo Yazilim Sanayi Ve Ticaret AS(1)	1,106	3,026
Margun Enerji Uretim Sanayi VE Ticaret AS(1)	8,945	6,779
Marmaris Altinyunus Turistik Tesisler AS(1)	52	1,815
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	9,322	27,629
Menderes Tekstil Sanayi ve Ticaret AS(1)	1,717	757
Naturel Yenilenebilir Enerji Ticaret AS	2,100	2,919
Naturelgaz Sanayi ve Ticaret AS	2,223	1,145
NET Holding AS(1)	17,248	16,570
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	35,741	9,658
Orge Enerji Elektrik Taahhut AS(1)	3,221	6,295
Osmanli Yatirim Menkul Degerler AS	105	950
Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	230	602
Parsan Makina Parcalari Sanayii AS(1)	386	1,328
Pinar Entegre Et ve Un Sanayi AS(1)	148	413
Pinar SUT Mamulleri Sanayii AS(1)	177	486
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	736	315
Ral Yatirim Holding AS(1)	276	1,659
Sanko Pazarlama Ithalat Ihracat AS	335	302
Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS(1)	4,478	9,606
SDT Uzay VE Savunma Teknolojileri AS	1,478	13,628
Sekerbank Turk AS	35,640	5,667
Suwen Tekstil Sanayi Pazarlama AS	1,980	1,839
Tekfen Holding AS(1)	6,536	10,676
Teknosa Ic Ve Dis Ticaret AS(1)	1,938	2,143
Tukas Gida Sanayi ve Ticaret AS(1)	15,483	3,491
Turcas Petrol AS(1)	3,750	3,272

Tureks Turizm Tasimacilik AS(1)	212	451
Turk Prysmian Kablo ve Sistemleri AS(1)	263	336
Turkiye Sinai Kalkinma Bankasi AS(1)	40,995	14,059
Ulusoy Un Sanayi ve Ticaret AS(1)	1,350	1,128
Unlu Yatirim Holding AS(1)	559	294
Usak Seramik Sanayii AS(1)	2,596	669
Vakif Finansal Kiralama AS(1)	5,467	553
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS(1)	4,473	15,743
Vestel Beyaz Esya Sanayi ve Ticaret AS	9,953	7,366
Vestel Elektronik Sanayi ve Ticaret AS(1)	4,170	10,847
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	2,032	2,273
YEO Teknoloji Enerji VE Endustri AS(1)	2,210	12,523
Zorlu Enerji Elektrik Uretim AS(1)	46,745	8,143
		376,745
United States — 0.3%
Pagseguro Digital Ltd., Class A(1)	3,836	46,991
TOTAL COMMON STOCKS (Cost $15,897,588)		16,478,970
WARRANTS — 0.0%
Thailand — 0.0%
Northeast Rubber PCL(1)	5,000	155
RS PCL, NVDR(1)	1,770	234
TOTAL WARRANTS (Cost $—)		389
RIGHTS — 0.0%
India — 0.0%
Solara Active Pharma Sciences Ltd.(1)	102	38
South Korea — 0.0%
Aprogen Biologics(1)	497	97
TOTAL RIGHTS (Cost $374)		135
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $36,440)	36,440	36,440
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $15,934,402)		16,515,934
OTHER ASSETS AND LIABILITIES — 0.2%		33,858
TOTAL NET ASSETS — 100.0%		$16,549,792

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	19.0%
Information Technology	17.6%
Consumer Discretionary	13.4%
Materials	12.7%
Financials	7.6%
Health Care	6.7%
Real Estate	6.2%
Consumer Staples	6.1%
Communication Services	4.1%
Utilities	3.7%
Energy	2.5%
Short-Term Investments	0.2%
Other Assets and Liabilities	0.2%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$111,299	$1,031,745	—
Chile	—	100,613	—
China	441,734	2,725,315	—
Greece	—	99,021	—
Hong Kong	—	1,861	—
Hungary	—	31,464	—
India	—	3,302,420	—
Indonesia	—	404,709	—
Malaysia	—	491,785	—
Mexico	96,392	332,923	—
Philippines	—	143,761	—
Poland	—	228,127	—
South Africa	—	486,620	—
South Korea	—	2,063,196	—
Taiwan	—	3,506,976	—
Thailand	—	455,273	—
Turkey	—	376,745	—
United States	46,991	—	—
Warrants	155	234	—
Rights	—	135	—
Short-Term Investments	36,440	—	—
	$733,011	$15,782,923	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.